CONSOLIDATED STATEMENTS OF CASH FLOWS ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Cash flows from operating activities:
Net income before noncontrolling interest	₨ 686,531.3	$ 8,035.9	₨ 627,631.9	₨ 496,264.4
Adjustment to reconcile net income to net cash provided by operating activities
Provision for credit losses	181,380.1	2,123.1	133,063.1	74,213.8
Depreciation and amortization	37,784.1	442.3	31,147.3	23,489.7
Amortization of deferred customer acquisition costs and fees	37,093.8	434.2	20,848.1	13,284.8
Amortization of premium/(discount) on investments	39,220.6	459.1	22,386.1	7,845.9
Amortization of intangible assets	25,237.2	295.4	21,201.0	0.0
Allowance on available for sale debt securities			(70.9)	70.9
Deferred tax expense/ (benefit)	(15,613.6)	(182.8)	(57,133.2)	12,280.9
Other gains, net	(2,368.1)	(27.7)	(2,165.8)	(8,714.9)
Share-based compensation expense	24,633.9	288.4	20,115.8	14,014.6
Net realized (gain)/ loss on sale of available for sale debt securities	(6,825.0)	(79.9)	(826.7)	720.3
(Gain)/ loss on disposal of property and equipment, net	(224.9)	(2.6)	(748.0)	(80.6)
Unrealized exchange (gain)/ loss	20,184.6	236.3	5,554.3	276.7
Net change in:
Investments held for trading	(163,568.7)	(1,914.7)	(46,372.8)	(87,892.0)
Accrued interest receivable	(72,883.7)	(853.1)	(24,104.9)	(51,395.9)
Other assets	(244,897.0)	(2,866.6)	77,812.0	(113,657.6)
Accrued interest payable	19,359.0	226.6	12,951.8	29,891.6
Accrued expense and other liabilities	166,702.3	1,951.5	(171,089.9)	66,588.0
Policyholder's Fund	463,871.5	5,429.8	352,123.2
Net cash provided by operating activities	1,195,617.4	13,995.2	1,022,322.4	477,200.6
Cash flows from investing activities:
Term placements, net	102,999.7	1,205.7	(353,054.8)	(498,561.2)
Activity in available for sale debt securities:
Purchases	(4,648,957.4)	(54,418.3)	(4,308,274.6)	(1,595,296.1)
Proceeds from sales	1,886,002.6	22,076.6	2,296,504.0	36,463.8
Maturities, prepayments and calls	1,272,042.3	14,889.9	1,163,732.2	994,010.6
Net change in repurchase agreements and reverse repurchase agreements	(242,383.4)	(2,837.2)	519,749.7	(234,067.0)
Proceeds from loans securitised	346,696.1	4,058.2
Loans purchased			(116,976.0)	(526,272.5)
Repayments on loans purchased	908.9	10.6	52,799.6	337,760.9
Increase in loans originated, net of principal collections	(2,306,431.8)	(26,997.9)	(3,104,884.4)	(2,864,884.7)
Additions to property and equipment	(66,397.3)	(777.2)	(53,838.0)	(43,620.3)
Proceeds from sale or disposal of property and equipment	979.1	11.5	1,533.9	426.8
Proceeds from disposals of business			95,006.7
Net cash received on acquisition of HDFC Limited			54,793.7
Activity in equity securities, net	(61,515.4)	(720.1)	80,343.8	1,256.7
Net cash used in investing activities	(3,716,056.6)	(43,498.2)	(3,672,564.2)	(4,392,783.0)
Cash flows from financing activities:
Net increase in deposits	3,323,247.6	38,900.2	3,368,161.6	3,224,774.3
Net increase/(decrease) in short-term borrowings	(13,437.3)	(157.3)	222,250.1	535,729.9
Proceeds from issue of shares by a subsidiary to noncontrolling interests	6,006.3	70.3	3,641.4	822.7
Proceeds from issuance of long-term debt	661,226.3	7,740.0	1,155,775.2	1,022,933.1
Repayment of long-term debt	(1,463,100.8)	(17,126.3)	(1,400,297.9)	(558,113.6)
Proceeds from issuance of equity shares for options and warrants exercised	63,465.0	742.9	84,425.4	34,158.3
Payment of dividends	(158,058.1)	(1,850.1)	(86,617.1)	(86,394.3)
Net cash provided by financing activities	2,419,349.0	28,319.7	3,347,338.7	4,173,910.4
Effect of exchange rate changes on cash and due from banks, and restricted cash	(2,011.4)	(23.5)	1,539.3	7,036.1
Net change in cash and due from banks, and restricted cash	(103,101.6)	(1,206.8)	698,636.2	265,364.1
Cash and due from banks, and restricted cash, beginning of year	2,086,031.4	24,418.0	1,387,395.2	1,122,031.1
Cash and due from banks, and restricted cash, end of year	1,982,929.8	23,211.2	2,086,031.4	1,387,395.2
Supplementary cash flow information:
Interest paid	1,803,804.0	21,114.4	1,407,747.2	745,487.8
Income taxes paid, net of refunds	195,409.7	2,287.4	199,753.4	163,674.9
Non-cash investment activities
Payable for purchase of property and equipment	8,149.7	95.4	8,613.4	₨ 7,440.6
Trade date sale receivable of available for sale debt securities	₨ 1,487.0	$ 17.4	₨ 3,607.4
Operating lease right-of-use assets	Refer to note 29— “Commitments and contingencies—Leasecommitments” for more information and balances as at March 31, 2025.	Refer to note 29— “Commitments and contingencies—Leasecommitments” for more information and balances as at March 31, 2025.